LONG-TERM DEBT (Details)			3 Months Ended
	Nov. 16, 2015 USD ($)	Oct. 07, 2015 USD ($)	Mar. 31, 2016	Dec. 31, 2015 USD ($)	Nov. 23, 2015	Dec. 31, 2014
Revolving Credit Facility
Long-term Debt
Maximum borrowing capacity		$ 500,000,000		$ 500,000,000
Annual commitment fee (as a percent)		0.35%	0.35%
Debt maturity term (in years)		5 years
Revolving Credit Facility | Minimum
Long-term Debt
Minimum interest coverage ratio		2.5	2.5
Revolving Credit Facility | Maximum
Long-term Debt
Maximum leverage ratio		5.0
Senior Notes | Maximum
Long-term Debt
Maximum leverage ratio	5.0
Senior Notes | 4.75% Senior Notes, due December 15, 2022
Long-term Debt
Aggregate principal of debt instrument	$ 500,000,000
Senior Notes | 6.75% Senior Notes
Long-term Debt
Senior notes	445,200,000
Term Loan | Revolving Credit Facility | Term Loan
Long-term Debt
Aggregate principal of debt instrument	$ 800,000,000
Debt maturity term (in years)	7 years
Quarterly principal payments	$ 10,000,000
Final principal payment	$ 530,000,000
Term Loan | Revolving Credit Facility | Term Loan | Base Rate | Minimum
Long-term Debt
Basis spread on variable rate (as a percent)	3.50%
Term Loan | Revolving Credit Facility | Term Loan | Base Rate | Maximum
Long-term Debt
Basis spread on variable rate (as a percent)	4.50%
Term Loan | Revolving Credit Facility | Term Loan | LIBOR
Long-term Debt
Variable rate floor (as a percent)	1.00%
Term Loan | Revolving Credit Facility | Term Loan | LIBOR | Minimum
Long-term Debt
Basis spread on variable rate (as a percent)	3.50%
Term Loan | Revolving Credit Facility | Term Loan | LIBOR | Maximum
Long-term Debt
Basis spread on variable rate (as a percent)	4.50%
IAC | Revolving Credit Facility
Long-term Debt
Maximum borrowing capacity		$ 300,000,000
IAC | Senior Notes | 4.75% Senior Notes, due December 15, 2022
Long-term Debt
Stated interest rate (as a percent)	4.75%		4.75%	4.75%		4.75%
Senior notes	$ 445,300,000			$ 445,300,000
IAC | Senior Notes | 4.875% Senior Notes, due November 30, 2018
Long-term Debt
Stated interest rate (as a percent)	4.875%				4.875%